EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2014
EARNINGS PER SHARE
EARNINGS PER SHARE

20.EARNINGS PER SHARE

Basic earnings per share and diluted earnings per share were calculated as follows:

	2012	2013	2014
	RMB	RMB	RMB
Numerator:
Net income attributable to Ctrip’s shareholders	714,405,864	998,319,684	242,739,781
Eliminate the dilutive effect of interest expense of convertible bond	4,617,398	15,496,021	—
Numerator for diluted earnings per share	719,023,262	1,013,815,705	242,739,781

Denominator:
Denominator for basic earnings per ordinary share - weighted average ordinary shares outstanding	34,236,761	32,905,601	34,289,170
Dilutive effect of share options	1,230,941	2,359,614	3,106,496
Dilutive effect of convertible bond	623,083	2,206,157	—
Dilutive effect of convertible bond sold warrants	—	598,469	812,192
Denominator for diluted earnings per ordinary share	36,090,785	38,069,841	38,207,858

Basic earnings per ordinary share	20.87	30.34	7.08
Diluted earnings per ordinary share	19.92	26.63	6.35

Basic earnings per ADS	5.22	7.58	1.77
Diluted earnings per ADS	4.98	6.66	1.59

The 2018 convertible senior notes and the Priceline convertible notes were not included in the computation of diluted EPS in 2014 because the inclusion of such instrument would be anti-dilutive.

For the years ended December 31, 2012, 2013 and 2014, the Company had securities which could potentially dilute basic earnings per share in the future, which were excluded from the computation of diluted earnings per share as their effects would have been anti-dilutive. Such weighted average numbers of ordinary shares outstanding are as following:

	2012	2013	2014
	RMB	RMB	RMB

2017 convertible senior notes	—	—	1,587,142
2018 convertible senior notes	—	524,249	2,551,346
Priceline convertible notes	—	—	614,535
Outstanding weighted average stock options	1,779,507	251,266	74,104
Sold Warrants	299,319	870,425	1,996,407
	2,078,826	1,645,940	6,823,534